Note C - Summary of Significant Accounting Policies: Fair Value Measurements (Details)	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures	The Company did not identify any non-recurring assets and liabilities that are required to be presented in the balance sheets at fair value in accordance with ASC 815.